Item 1. Schedule of Investments


 T. Rowe Price High Yield Fund
 (Unaudited)
                                                           August 31, 2004
 PORTFOLIO OF INVESTMENTS (1)                          $ Par/Shares  Value
 (Amounts in 000s)

 CORPORATE BONDS AND NOTES  91.6%
 Aerospace & Defense  2.2%
 Aviall, 7.625%, 7/1/11                                9,975         10,599

 BE Aerospace
 8.00%, 3/1/08                                         2,400         2,340

 8.50%, 10/1/10                                        3,075         3,321

 8.875%, 5/1/11                                        8,635         8,419

 9.50%, 11/1/08                                        4,000         4,080

 Gencorp, 9.50%, 8/15/13                               27,100        28,184

 Sequa, 9.00%, 8/1/09                                  1,325         1,441

 Standard Aero Holdings, 144A, 8.25%, 9/1/14           3,650         3,741

 TD Funding, 8.375%, 7/15/11                           6,750         7,121

 Vought Aircraft, 8.00%, 7/15/11                       17,210        17,253

                                                                     86,499

 Automobiles and Related  3.9%
 Accuride
 VR, 4.625%, 1/21/07                                   2,969         3,028

 VR, 6.688%, 6/13/07                                   13,930        14,174

 Adesa, 7.625%, 6/15/12                                1,925         1,964

 Advanced Accessory Holdings, Series B
 STEP, 0.00%, 12/15/11                                 2,245         988

 Advanced Accessory Systems, Series B, 10.75%, 6/15/11 2,275         2,161

 Asbury Automotive, 8.00%, 3/15/14                     7,800         7,546

 Autocam, 144A, 10.875%, 6/15/14                       9,125         9,216

 Collins & Aikman, 10.75%, 12/31/11                    2,550         2,626

 Cummins, STEP, 9.50%, 12/1/10                         1,200         1,386

 Dana, 9.00%, 8/15/11                                  11,895        14,215

 Dura Operating, 9.00%, 5/1/09                         2,250         2,205

 Eaglepicher, 9.75%, 9/1/13                            12,225        12,958

 Goodyear Tire & Rubber, VR, 6.059%, 3/31/06           5,750         5,815

 HLI Operating, 10.50%, 6/15/10                        10,445        11,829

 J.B. Poindexter, 144A, 8.75%, 3/15/14                 5,875         6,183

 MSX International, 11.375%, 1/15/08                   1,925         1,502

 Navistar International, 7.50%, 6/15/11                4,375         4,583

 R J Tower, 12.00%, 6/1/13                             4,325         3,936

 Tenneco Automotive, Series B, 11.625%, 10/15/09       8,150         8,659

 TRW Automotive Acquisition
 9.375%, 2/15/13                                       14,075        16,257

 10.125%, 2/15/13 (EUR)                                1,386         1,976

11.00%, 2/15/13                                        9,192         11,122

 Visteon, 7.00%, 3/10/14                               11,675        11,266

                                                                     155,595

 Broadcasting  2.0%
 Gray Communications, 9.25%, 12/15/11                  9,775         10,924

 Quebecor Media
 11.125%, 7/15/11                                      32,249        37,086

 STEP, 13.75%, 7/15/11                                 7,500         7,144

 Sinclair Broadcast Group
 8.00%, 3/15/12                                        9,325         9,605

 8.75%, 12/15/11                                       650           702

 Spanish Broadcasting Systems, 9.625%, 11/1/09         6,295         6,641

 XM Satellite Radio, 12.00%, 6/15/10                   7,633         8,759

 Young Broadcasting, 8.50%, 12/15/08                   150           159

                                                                     81,020

 Building Products  2.6%
 Associated Materials
 9.75%, 4/15/12                                        17,295        19,457

 144A, STEP, 0.00%, 3/1/14                             9,000         6,345

 Building Materials, 144A, 7.75%, 8/1/14               4,750         4,607

 Collins & Aikman, 9.75%, 2/15/10                      11,500        11,902

 Interface, 10.375%, 2/1/10                            12,185        13,678

 Maax, 144A, 9.75%, 6/15/12                            9,250         9,767

 Mobile Mini, 9.50%, 7/1/13                            5,905         6,555

 Norcraft, 144A, 9.00%, 11/1/11                        9,380         10,037

 Norcraft Holdings, 144A, STEP, 0.00%, 9/1/12          2,475         1,745

 Texas Industries, 10.25%, 6/15/11                     8,115         9,251

 US Concrete, 8.375%, 4/1/14                           6,150         6,350

 WII Components, 144A, 10.00%, 2/15/12                 3,860         3,821

                                                                     103,515

 Building and Real Estate  1.3%
 Geo Group, 8.25%, 7/15/13                             2,535         2,573

 LNR Property, 7.25%, 10/15/13                         10,700        11,128

 Shaw Group, 10.75%, 3/15/10                           11,900        11,900

 WCI Communities
 7.875%, 10/1/13                                       5,800         6,061

 9.125%, 5/1/12                                        4,625         5,111

 10.625%, 2/15/11                                      5,050         5,668

William Lyon Homes, 7.50%, 2/15/14                     4,500         4,433

 Williams Scotsman
 9.875%, 6/1/07                                        2,950         2,928

 10.00%, 8/15/08                                       2,750         3,004

                                                                     52,806

 Cable Operators  2.8%
 Charter Communications
 8.75%, 11/15/13                                       18,200        17,927

 10.25%, 9/15/10                                       18,250        18,843

 144A, 8.00%, 4/30/12                                  11,580        11,493

 144A, 8.375%, 4/30/14                                 1,600         1,584

 CSC Holdings
 7.625%, 4/1/11                                        10,840        11,301

 144A, 6.75%, 4/15/12                                  16,250        16,087

 Frontiervision Opera
 VR, 5.65%, 3/31/06                                    3,380         3,384

 VR, 5.775%, 3/31/06                                   4,420         4,426

 Insight Midwest / Insight Capital
 9.75%, 10/1/09                                        4,915         5,136

 10.50%, 11/1/10                                       2,410         2,609

 Mediacom Broadband, 11.00%, 7/15/13                   7,190         7,765

 Olympus Communications, VR, 5.50%, 6/30/10            8,500         8,224

 Videotron, 6.875%, 1/15/14                            3,550         3,586

                                                                     112,365

 Container  3.8%
 AEP Industries, 9.875%, 11/15/07                      5,505         5,643

 Ball, 6.875%, 12/15/12                                5,655         5,909

 Bway, STEP, 10.00%, 10/15/10                          9,130         9,586

 Constar International, 11.00%, 12/1/12                6,040         5,829

 Crown European
 9.50%, 3/1/11                                         16,725        18,628

 10.875%, 3/1/13                                       15,310        17,836

 Greif Brothers, 8.875%, 8/1/12                        4,850         5,335

 Owens Brockway Glass Container
 7.75%, 5/15/11                                        4,300         4,558

 8.25%, 5/15/13                                        5,300         5,605

 8.75%, 11/15/12                                       9,225         10,240

 8.875%, 2/15/09                                       14,900        16,203

 Owens-Illinois, 7.35%, 5/15/08                        2,825         2,903

Plastipak, 10.75%, 9/1/11                              18,425        19,899

 Pliant, STEP, 0.00%, 6/15/09                          4,525         3,982

 Solo Cup, 8.50%, 2/15/14                              8,450         8,112

 Tekni Plex, 144A, 8.75%, 11/15/13                     10,525        10,104

                                                                     150,372

 Electric Utilities  6.1%
 AES
 7.75%, 3/1/14                                         4,425         4,458

 8.875%, 2/15/11                                       21,050        22,945

  9.375%, 9/15/10                                      14,250        15,853

 144A, 9.00%, 5/15/15                                  17,000        18,912

 Allegheny Energy Supply
 7.80%, 3/15/11                                        10,700        11,182

 144A, STEP, 8.25%, 4/15/12                            14,350        15,139

 CMS Energy
 8.50%, 4/15/11                                        1,850         2,007

 9.875%, 10/15/07                                      13,921        15,487

 Dynegy, 144A, 10.125%, 7/15/13                        9,150         10,340

 Dynegy-Roseton Danskammer, Series A, 7.27%, 11/8/10   5,000         4,875

 Edison Mission Energy, VR, 7.00%, 1/2/16              6,000         6,015

 Illinois Power, 11.50%, 12/15/10                      16,780        20,094

 Midwest Generation, 144A, 8.75%, 5/1/34 (Tender       13,250        14,045
5/1/14)
 Mission Energy, 13.50%, 7/15/08                       5,125         6,470

 NGC, 7.125%, 5/15/18                                  2,025         1,671

 NRG Energy, 144A, 8.00%, 12/15/13                     12,690        13,340

 Orion Power, 12.00%, 5/1/10                           14,582        18,228

 PSEG Energy
 8.50%, 6/15/11                                        10,575        11,712

 10.00%, 10/1/09                                       3,575         4,160

 Sierra Pacific Resources, 144A, 8.625%, 3/15/14       18,650        19,439

 TNP Enterprises, 10.25%, 4/1/10                       6,945         7,501

                                                                     243,873

 Electronic Components  3.8%
 AMI Semiconductor, 10.75%, 2/1/13                     3,283         3,816

 Amkor Technology
 9.25%, 2/15/08                                        11,750        11,398

 10.50%, 5/1/09                                        2,595         2,387

 Avaya, 11.125%, 4/1/09                                6,642         7,755

 Chippac, Series B, 12.75%, 8/1/09                     7,525         8,014

Fairchild Semiconductor, 10.50%, 2/1/09                8,610         9,277

 Flextronics, 9.75%, 7/1/10 (EUR)                      4,500         5,976

 Freescale Semiconductor
 144A, 6.875%, 7/15/11                                 7,800         7,956

 144A, 7.125%, 7/15/14                                 7,625         7,758

 Lucent Technologies
 5.50%, 11/15/08                                       6,450         6,176

 6.45%, 3/15/29                                        2,500         1,950

 New Asat Finance, 144A, 9.25%, 2/1/11                 4,775         4,107

 Nortel Networks, 6.125%, 2/15/06                      8,175         8,308

 On Semiconductor
 12.00%, 3/15/10                                       2,909         3,346

 13.00%, 5/15/08                                       6,370         7,150

 Sanmina-SCI, 10.375%, 1/15/10                         8,775         9,960

 Semiconductor Note Partnership, 144A,
 Zero Coupon, 8/4/11                                   3,325         4,672

 Solectron, 9.625%, 2/15/09                            7,275         8,002

 Stratus Technologies, 144A, 10.375%, 12/1/08          13,565        12,208

 Telex Communications, 11.50%, 10/15/08                9,500         10,260

 UGS, 144A, 10.00%, 6/1/12                             11,745        12,802

                                                                     153,278

 Energy  7.1%
 Amerigas Partners
 8.875%, 5/20/11                                       23,365        25,585

 10.00%, 4/15/06                                       3,500         3,832

 ANR Pipeline, 8.875%, 3/15/10                         3,325         3,741

 BRL Universal Equipment, 8.875%, 2/15/08              6,745         7,200

 CHC Helicopter, 7.375%, 5/1/14                        7,845         7,923

 Chesapeake Energy
 8.125%, 4/1/11                                        350           384

 9.00%, 8/15/12                                        7,725         8,807

 144A, 7.00%, 8/15/14                                  5,675         5,845

 Denbury Resources, 7.50%, 4/1/13                      8,645         9,012

 Dresser, 9.375%, 4/15/11                              9,040         9,718

 El Paso Production, 7.75%, 6/1/13                     4,775         4,686

 Encore Acquisition, 8.375%, 6/15/12                   4,010         4,371

 Ferrellgas Partners, 8.75%, 6/15/12                   17,645        19,277

 Forest Oil, 144A, 8.00%, 12/15/11                     4,725         5,174

 Geophysique, 10.625%, 11/15/07                        9,742         10,351

 Hanover Compressor
9.00%, 6/1/14                                          4,625         4,995

 Zero Coupon, 3/31/07                                  1,450         1,218

 Hanover Equipment Trust, Series A, 8.50%, 9/1/08      2,850         3,064

 Hilcorp Energy, 144A, 10.50%, 9/1/10                  13,260        14,685

 Magnum Hunter Resources, 9.60%, 3/15/12               3,355         3,774

 North American Energy Partners, 144A, 8.75%, 12/1/11  8,325         7,701

 Petroleum Geo-Services, 10.00%, 11/5/10               16,873        18,054

 Petroleum Helicopters, 9.375%, 5/1/09                 7,150         7,543

 Plains Exploration & Production, 8.75%, 7/1/12        3,250         3,624

 Pride International, 144A, 7.375%, 7/15/14            7,300         7,756

 Southern Natural Gas, 8.875%, 3/15/10                 7,250         8,156

 Stone Energy, 8.25%, 12/15/11                         675           716

 Swift Energy, 7.625%, 7/15/11                         4,675         4,897

 Universal Compression, 7.25%, 5/15/10                 8,550         8,935

 Williams Companies
 7.625%, 7/15/19                                       2,165         2,360

 7.75%, 6/15/31                                        3,950         4,049

 8.625%, 6/1/10                                        6,950         8,062

 STEP, 8.125%, 3/15/12                                 26,265        30,205

 STEP, 8.75%, 3/15/32                                  9,550         10,791

 Series A, 7.50%, 1/15/31                              5,825         5,912

                                                                     282,403

 Entertainment and Leisure  2.1%
 AMF Bowling Worldwide, 144A, 10.00%, 3/1/10           6,900         7,159

 Cinemark, STEP, 0.00%, 3/15/14                        13,200        9,108

 Cinemark USA, 9.00%, 2/1/13                           700           779

 IMAX Corporation, 144A, 9.625%, 12/1/10               4,400         4,334

 Loews Cineplex, 144A, 9.00%, 8/1/14                   6,275         6,353

 Marquee, 144A, 8.625%, 8/15/12                        3,900         4,066

 Marquee Holdings, 144A, STEP, 0.00%, 8/15/14          3,325         1,945

 Six Flags, 9.75%, 4/15/13                             2,600         2,392

 Universal City Development Partners, 11.75%, 4/1/10   23,550        27,318

 Warner Music Group, 144A, 7.375%, 4/15/14             21,200        21,094

                                                                     84,548

 Finance and Credit  0.8%
 B F Saul Real Estate, Series B, 7.50%, 3/1/14         7,575         7,575

 FBOP Capital Trust II, 144A, 10.00%, 1/15/09          4,200         4,666

Labranche, 144A, 9.50%, 5/15/09                        9,550         9,454

 Refco Finance Holdings, 144A, 9.00%, 8/1/12           10,725        11,177

                                                                     32,872

 Food/Tobacco  2.1%
 Agrilink Foods, 11.875%, 11/1/08                      2,700         2,852

 B&G Foods, 9.625%, 8/1/07                             16,425        16,692

 Dole Food
 8.625%, 5/1/09                                        5,575         5,910

 8.875%, 3/15/11                                       6,925         7,375

 Le Natures, 144A, STEP, 10.00%, 6/15/13               13,580        14,259

 Pierre Foods, 144A, 9.875%, 7/15/12                   4,775         4,882

 Pinnacle Foods, 144A, 8.25%, 12/1/13                  23,320        22,387

 Wornick, 144A, 10.875%, 7/15/11                       7,425         7,796

                                                                     82,153

 Gaming  4.3%
 American Casino & Entertainment, 144A, 7.85%, 2/1/12  6,490         6,750

 Ameristar Casinos, 10.75%, 2/15/09                    10,825        12,259

 Argosy Gaming
 7.00%, 1/15/14                                        5,700         5,828

 9.00%, 9/1/11                                         2,260         2,531

 Boyd Gaming, 6.75%, 4/15/14                           9,975         9,950

 Global Cash Access, 144A, 8.75%, 3/15/12              12,125        12,762

 Isle Capri Casinos, 7.00%, 3/1/14                     12,925        12,796

 Majestic Star Casino, 9.50%, 10/15/10                 3,200         3,272

 MGM Mirage
 6.75%, 2/1/08                                         4,350         4,546

 144A, 6.75%, 9/1/12                                   12,675        12,928

 Penn National Gaming, Series B, 11.125%, 3/1/08       15,140        16,616

 Pinnacle Entertainment, Series B, 9.25%, 2/15/07      4,450         4,578

 Premier Entertainment, 144A, 10.75%, 2/1/12           2,925         3,064

 Resorts International Hotel, 11.50%, 3/15/09          775           870

 Station Casinos
 6.00%, 4/1/12                                         5,900         5,915

 6.875%, 3/1/16                                        5,125         5,112

 Turning Stone Casino Resort, 144A, 9.125%, 12/15/10   4,000         4,270

 Venetian Casino Resort, 11.00%, 6/15/10               30,878        35,278

 Wynn Las Vegas, 12.00%, 11/1/10                       8,588         10,585

                                                                     169,910

Healthcare Services  3.8%
 Alliance Imaging, 10.375%, 4/15/11                    7,610         8,124

 Alpharma, 144A, 8.625%, 5/1/11                        2,175         2,186

 AmeriPath, 10.50%, 4/1/13                             12,350        12,720

 AmerisourceBergen, 8.125%, 9/1/08                     3,700         4,061

 Biovail, 7.875%, 4/1/10                               8,365         8,470

 Concentra Operating
 9.50%, 8/15/10                                        3,600         3,888

 144A, 9.125%, 6/1/12                                  7,725         8,304

 Fisher Scientific, 8.125%, 5/1/12                     2,586         2,864

 Fresenius Medical Capital Trust II, 7.875%, 2/1/08    8,975         9,626

 Fresenius Medical Capital Trust IV, 7.875%, 6/15/11   1,370         1,486

 Genesis Healthcare, 8.00%, 10/15/13                   9,225         9,825

 Insight Health Services, Series B, 9.875%, 11/1/11    4,735         4,782

 Inverness Medical Innovations, 144A, 8.75%, 2/15/12   2,800         2,688

 Medquest, Series B, 11.875%, 8/15/12                  1,950         2,204

 MQ Associates, 144A, STEP, 0.00%, 8/15/12             7,925         4,914

 Quintiles Transnational, 10.00%, 10/1/13              11,600        12,064

 Tenet Healthcare
 6.50%, 6/1/12                                         5,040         4,498

 7.375%, 2/1/13                                        3,750         3,488

 144A, 9.875%, 7/1/14                                  2,025         2,111

 Triad Hospitals, 7.00%, 11/15/13                      8,300         8,341

 US Oncology
 144A, 9.00%, 8/15/12                                  6,000         6,255

 144A, 10.75%, 8/15/14                                 3,650         3,823

 Vicar Operating, 9.875%, 12/1/09                      14,047        15,557

 VWR International
 144A, 6.875%, 4/15/12                                 2,050         2,111

 144A, 8.00%, 4/15/14                                  8,650         8,996

                                                                     153,386

 Lodging  1.4%
 Courtyard by Marriott, 10.75%, 2/1/08                 7,260         7,333

 HMH Properties, Series B, 7.875%, 8/1/08              680           700

 Host Marriot, Series D, 8.375%, 2/15/06               2,500         2,659

 Host Marriott, Series I, 9.50%, 1/15/07               2,750         3,059

 John Q. Hammons Hotels, Series B, 8.875%, 5/15/12     15,140        16,919

 La Quinta Properties
 8.875%, 3/15/11                                       13,525        15,013

144A, 7.00%, 8/15/12                                   3,350         3,455

 Prime Hospitality, Series B, 8.375%, 5/1/12           4,675         5,376

                                                                     54,514

 Manufacturing  2.9%
 Aearo, 8.25%, 4/15/12                                 3,550         3,639

 Case New Holland, 144A, 9.25%, 8/1/11                 10,100        11,160

 General Cable, 9.50%, 11/15/10                        5,325         5,864

 Invensys, 144A, 9.875%, 3/15/11                       13,575        13,880

 JLG Industries, 8.375%, 6/15/12                       8,770         9,121

 Manitowoc, 7.125%, 11/1/13                            3,125         3,188

 National Waterworks, Series B, 10.50%, 12/1/12        16,365        18,574

 Rexnord, 10.125%, 12/15/12                            13,742        15,460

 Superior Essex, 144A, 9.00%, 4/15/12                  11,675        11,500

 Trimas, 9.875%, 6/15/12                               18,255        19,350

 Valmont Industries, 144A, 6.875%, 5/1/14              5,200         5,226

                                                                     116,962

 Metals and Mining  4.2%
 Algoma Steel, 11.00%, 12/31/09                        5,337         5,930

 Allegheny Technologies, 8.375%, 12/15/11              8,600         8,944

 Alpha Natural Resources, 144A, 10.00%, 6/1/12         10,425        11,415

 Arch Western Finance, 144A, STEP, 7.25%, 7/1/13       2,875         2,976

 Century Aluminum, 144A, 7.50%, 8/15/14                5,225         5,356

 CSN Islands VIII, 144A, 9.75%, 12/16/13               2,800         2,772

 Douglas Dynamics, VR, 4.432%, 3/30/10                 998           1,006

 Earle M. Jorgensen, 9.75%, 6/1/12                     24,745        27,467

 Euramax International, 8.50%, 8/15/11                 5,850         6,186

 Foundation PA Coal, 144A, 7.25%, 8/1/14               7,875         8,229

 Gerdau Ameristeel, 10.375%, 7/15/11                   12,325        13,989

 International Steel, 144A, 6.50%, 4/15/14             9,100         8,736

 International Utility Structures, 13.00%, 2/1/08 ^*   5,000         0

 IPSCO, 8.75%, 6/1/13                                  2,175         2,458

 Ispat Inland, 144A, 9.75%, 4/1/14                     8,225         8,760

 Joy Global, 8.75%, 3/15/12                            8,290         9,388

 Luscar Coal, 9.75%, 10/15/11                          10,025        11,328

 Neenah Foundry, 144A, 11.00%, 9/30/10                 4,925         5,294

 Steel Dynamics, 9.50%, 3/15/09                        16,095        17,785

 USX-U.S. Steel Group, 9.75%, 5/15/10                  8,012         9,013

                                                                     167,032

Miscellaneous Consumer Products  3.4%
 American Achievement, 144A, 8.25%, 4/1/12             11,825        12,032

 Ames True Temper, 144A, 10.00%, 7/15/12               7,250         7,304

 Armkel Finance, 9.50%, 8/15/09                        13,780        15,020

 Chattem, 7.00%, 3/1/14                                5,575         5,491

 Equinox, 144A, 9.00%, 12/15/09                        5,230         5,341

 FTD, 7.75%, 2/15/14                                   5,375         5,241

 Jostens
 12.75%, 5/1/10                                        19,921        22,162

 STEP, 0.00%, 12/1/13                                  17,025        11,237

 K2, 144A, 7.375%, 7/1/14                              8,875         9,331

 Pantry, 7.75%, 2/15/14                                9,450         9,474

 Rayovac, 8.50%, 10/1/13                               3,850         4,129

 Sealy Mattress, 144A, 8.25%, 6/15/14                  6,250         6,438

 Simmons, 144A, 7.875%, 1/15/14                        5,775         5,948

 Sola International, 6.875%, 3/15/08                   7,508         7,527

 Town Sports International
 9.625%, 4/15/11                                       3,830         3,868

 144A, STEP, 0.00%, 2/1/14                             2,650         1,272

 True Temper Sports, 8.375%, 9/15/11                   3,830         3,562

                                                                     135,377

 Paper and Paper Products  3.2%
 Boise Cascade, 7.00%, 11/1/13                         3,400         3,884

 Georgia-Pacific
 8.875%, 2/1/10                                        4,300         5,009

 9.375%, 2/1/13                                        28,425        33,435

 Graphic Packaging
 8.50%, 8/15/11                                        5,800         6,438

 9.50%, 8/15/13                                        2,700         3,037

 Inland Fiber, 9.625%, 11/15/07                        2,160         1,037

 JSG Funding, 10.125%, 10/1/12 (EUR)                   5,700         7,709

 Longview Fibre, 10.00%, 1/15/09                       16,045        17,529

 MDP Acquisitions
 9.625%, 10/1/12                                       15,370        17,330

 PIK, 15.50%, 10/1/13                                  6,310         7,320

 Potlatch, 10.00%, 7/15/11                             10,580        12,114

 Stone Container
 8.375%, 7/1/12                                        5,700         6,242

 9.75%, 2/1/11                                         3,425         3,827

Stone Container Finance of Canada, 144A,
 7.375%, 7/15/14                                       3,075         3,203

                                                                     128,114

 Printing and Publishing  6.7%
 Advanstar, Series B, STEP, 0.00%, 10/15/11            7,425         6,311

 Advanstar Communications
 10.75%, 8/15/10                                       4,450         4,884

 Series B, 12.00%, 2/15/11                             4,500         4,759

 Affinity Group, 9.00%, 2/15/12                        6,700         6,968

 American Media Operations
 8.875%, 1/15/11                                       1,760         1,765

 Series B, 10.25%, 5/1/09                              3,230         3,375

 Canwest Media, 10.625%, 5/15/11                       12,571        14,268

 CBD Media / CBD Finance, 8.625%, 6/1/11               5,215         5,508

 Dex Media, 144A, 8.00%, 11/15/13                      9,150         9,470

 Dex Media East
 9.875%, 11/15/09                                      5,965         6,845

 12.125%, 11/15/12                                     12,739        15,669

 Dex Media Finance West
 8.50%, 8/15/10                                        875           980

 9.875%, 8/15/13                                       16,849        19,376

 Hollinger Participation Trust, PIK, 144A, 12.125%,    16,978        18,968
11/15/10
 Houghton Mifflin
 9.875%, 2/1/13                                        13,435        13,973

 STEP, 0.00%, 10/15/13                                 975           570

 Liberty Group
 9.375%, 2/1/08                                        10,024        10,074

 STEP, 11.625%, 2/1/09                                 13,251        13,085

 Lighthouse, 144A, 8.00%, 4/30/14 (EUR)                16,725        19,918

 Mail-Well I, 9.625%, 3/15/12                          9,250         10,175

 Primedia
 7.625%, 4/1/08                                        280           275

 8.875%, 5/15/11                                       7,940         7,761

 144A, 8.00%, 5/15/13                                  10,750        9,944

 R.H. Donnelley Finance
 8.875%, 12/15/10                                      9,590         10,789

 10.875%, 12/15/12                                     17,800        21,093

 Reader's Digest, 6.50%, 3/1/11                        3,950         3,999

 Vertis
 9.75%, 4/1/09                                         8,750         9,516

 10.875%, 6/15/09                                      4,055         4,389

 144A, 13.50%, 12/7/09                                 12,575        12,827

                                                                     267,534

 Restaurants  0.4%
 El Pollo Loco, 144A, 9.25%, 12/15/09                  225           229

 O'Charleys, 9.00%, 11/1/13                            9,475         9,996

 Perkins Family Restaurant, Series B, 10.125%,         2,725         2,848
12/15/07
 Vicorp Restaurants, 144A, 10.50%, 4/15/11             4,000         4,030

                                                                     17,103

 Retail  1.3%
 Barneys New York, 9.00%, 4/1/08                       10,165        10,622

 Dollar Financial Group
 9.75%, 11/15/11                                       2,385         2,528

 144A, 9.75%, 11/15/11                                 3,300         3,498

 J Crew, 10.375%, 10/15/07                             10,000        10,200

 Jean Coutu Group, 144A, 8.50%, 8/1/14                 16,550        16,612

 Nebraska Book, 8.625%, 3/15/12                        9,525         9,454

                                                                     52,914

 Satellites  0.6%
 Directv Holdings, 8.375%, 3/15/13                     2,500         2,844

 Inmarsat Finance, 144A, 7.625%, 6/30/12               3,450         3,381

 Orbital Imaging, PIK, 13.625%, 6/30/08                807           782

 Panamsat, 144A, 9.00%, 8/15/14                        17,500        18,200

                                                                     25,207

 Services  3.4%
 Allied Security Escrow, 144A, 11.375%, 7/15/11        5,680         5,992

 Allied Waste Industries, 7.875%, 4/15/13              9,260         9,769

 Allied Waste North America, 9.25%, 9/1/12             3,025         3,403

 Brand Intermediate Holdings, PIK, 144A, 13.00%,       8,138         8,667
10/15/13
 Brand Services, 12.00%, 10/15/12                      16,275        18,553

 Brickman Group, 11.75%, 12/15/09                      9,700         11,228

 Casella Waste Systems, 9.75%, 2/1/13                  17,925        19,359

 Coinmach, 9.00%, 2/1/10                               11,265        11,378

 IESI, 10.25%, 6/15/12                                 9,710         10,511

 IPC Acquisition, 11.50%, 12/15/09                     8,930         9,823

 Synagro Technologies, 9.50%, 4/1/09                   19,980        21,029

 Worldspan, 9.625%, 6/15/11                            7,140         7,069

                                                                     136,781

Specialty Chemicals  4.8%
 Arco Chemical, 10.25%, 11/1/10                        4,095         4,197

 BCP Caylux, 144A, 9.625%, 6/15/14                     10,050        10,804

 Borden U S Finance / Nova Scotia, 144A, 9.00%,        6,100         6,374
7/15/14
 Compass Minerals, Series B, STEP, 0.00%, 6/1/13       21,475        16,750

 Crompton, 144A, 9.875%, 8/1/12                        1,950         2,028

 Freeport McMoRan Resources, 7.00%, 2/15/08            4,850         5,093

 Huntsman
 9.875%, 3/1/09                                        7,345         7,905

 11.625%, 10/15/10                                     8,750         9,800

 VR, 5.625%, 3/31/07                                   4,837         4,837

 VR, 11.438%, 3/31/07                                  767           767

 Zero Coupon, 12/31/09                                 6,150         3,137

 Imc Global
 10.875%, 8/1/13                                       1,175         1,481

 Series B
 10.875%, 6/1/08                                       1,575         1,905

 11.25%, 6/1/11                                        1,300         1,531

 Invista, 144A, 9.25%, 5/1/12                          7,875         8,387

 Koppers, 9.875%, 10/15/13                             8,825         9,752

 Lyondell Chemical
 9.50%, 12/15/08                                       4,625         4,902

 Series A, 9.625%, 5/1/07                              2,000         2,140

 MacDermid, 9.125%, 7/15/11                            840           938

 Omnova Solutions, 11.25%, 6/1/10                      7,540         8,313

 Resolution Performance Products, 9.50%, 4/15/10       7,810         8,142

 Rhodia
 7.625%, 6/1/10                                        1,375         1,275

 8.875%, 6/1/11                                        17,090        14,270

 10.25%, 6/1/10                                        10,275        10,327

 Rockwood Specialties
 9.71%, 7/16/14                                        35,000        35,000

 10.625%, 5/15/11                                      9,800         10,584

                                                                     190,639

 Telecommunications  4.4%
 Alaska Communications Systems, 9.875%, 8/15/11        5,900         5,929

 AT&T
 STEP, 8.05%, 11/15/11                                 4,000         4,368

 STEP, 8.75%, 11/15/31                                 6,325         6,678

Call-Net Enterprises, 10.625%, 12/31/08                8,781         8,539

 Eircom Funding, 8.25%, 8/15/13                        18,029        19,381

 Fairpoint Communications
 11.875%, 3/1/10                                       975           1,116

 12.50%, 5/1/10                                        4,550         4,869

 Globix, PIK, 11.00%, 5/1/08                           1,280         1,152

 LCI International, 7.25%, 6/15/07                     9,895         8,633

 MCI
 5.908%, 5/1/07                                        14,085        13,839

 6.688%, 5/1/09                                        6,685         6,317

 Primus Telecomm, 8.00%, 1/15/14                       8,925         6,828

 Qwest
 VR, 6.50%, 6/30/07                                    12,750        13,148

 VR, 6.95%, 6/30/10                                    4,250         4,123

 144A, STEP, 14.00%, 12/15/10                          35,299        40,682

 144A, VR, 5.211%, 2/15/09                             14,250        13,324

 Time Warner Telecom
 9.75%, 7/15/08                                        12,840        12,391

 10.125%, 2/1/11                                       2,400         2,268

                                                                     173,585

 Textiles and Apparel  0.2%
 Avondale Mills, 144A, VR, 8.75%, 7/1/12 ++             9,030        8,127

 Dyersburg, Series B, 9.75%, 9/1/07 ^*                 10,150        0

                                                                     8,127

 Transportation (excluding Rail Road)  1.1%
 Laidlaw, 10.75%, 6/15/11                              17,800        20,292

 Northwest Airlines, 9.875%, 3/15/07                   2,725         2,058

 TravelCenters of America, 12.75%, 5/1/09              17,545        20,352

                                                                     42,702

 Wireless Communications  4.9%
 Alamosa, 11.00%, 7/31/10                              12,000        13,290

 Alamosa Delaware, 8.50%, 1/31/12                      5,750         5,736

 Centennial Communications
 10.125%, 6/15/13                                      5,125         5,292

 144A, 8.125%, 2/1/14                                  4,425         4,126

 Crown Castle, 10.75%, 8/1/11                          11,800        13,363

 Horizon PCS, 144A, 11.375%, 7/15/12                   5,650         5,763

 IPCS Escrow, 144A, 11.50%, 5/1/12                     5,275         5,539

Leap Wireless, Zero Coupon, 6/17/09 *                  8,000         9,600

 Nextel Communications
 6.875%, 10/31/13                                      22,725        22,952

 7.375%, 8/1/15                                        15,575        16,276

 9.375%, 11/15/09                                      1,150         1,222

 9.50%, 2/1/11                                         12,508        14,134

 Nextel Partners, 8.125%, 7/1/11                       5,650         5,904

 Rogers Wireless
 6.375%, 3/1/14                                        3,825         3,634

 9.625%, 5/1/11                                        8,762         9,945

 Rural Cellular, 144A, 8.25%, 3/15/12                  4,600         4,669

 TSI Telecommunications Services, 12.75%, 2/1/09       9,350         10,379

 Ubiquitel Operating
 9.875%, 3/1/11                                        9,026         9,184

 STEP, 0.00%, 4/15/10                                  1,625         1,653

 US Unwired
 10.00%, 6/15/12                                       6,875         7,047

 Series B, STEP, 0.00%, 11/1/09                        7,852         8,166

 Western Wireless, 9.25%, 7/15/13                      17,460        18,071

                                                                     195,945

 Total Corporate Bonds and Notes (Cost  $3,540,216)                  3,657,131

 EQUITY AND CONVERTIBLE SECURITIES  3.5%
 Automobiles and Related  0.2%
 TRW Automotive, Common Stock *                        319           6,207

                                                                     6,207

 Broadcasting  0.1%
 Granite Broadcasting, Common Stock *                  400           186

 Spanish Broadcasting Systems, Pfd. Stock, 10.75% *    2             2,354

 Time Warner, Common Stock *                           2             38

 XM Satellite Radio Holdings, Class A, Warrants,       5             270
12/31/09 *
                                                                     2,848

 Cable Operators  0.0%
 Comcast, Class A, Common Stock *                      0             2

 Peachtree Cable, Common Stock *++                     10            0

                                                                     2

Conglomerates  0.3%
 Tyco International, Common Stock                      329           10,293

                                                                     10,293

 Electric Utilities  1.0%
 Duke Energy, Common Stock                             328           7,262

 FirstEnergy, Common Stock                             165           6,657

 NiSource, Common Stock                                360           7,486

 NRG Energy, Common Stock *                            220           6,010

 PPL Energy Supply, Conv. Bonds, 2.625%, 5/15/23       4,453         4,735

 Teco Energy, Common Stock                             720           9,546

 TNP Enterprises, Warrants, 144A, 4/1/11 *             6             189

                                                                     41,885

 Electronic Components  0.1%
 AMIS Holdings, Common Stock *                         260           3,130

 ASAT Finance, Warrants, 144A, 11/1/06 *               2             0

                                                                     3,130

 Food/Tobacco  0.1%
 Volumes Services America, Common Stock                404           5,877

                                                                     5,877

 Gaming  0.2%
 Mikohn Gaming, Warrants, 144A, 8/15/08 *              9             3

 Wynn Resorts, Common Stock *                          242           9,325

                                                                     9,328

 Healthcare Services  0.0%
 Mariner Health Care, Common Stock *                   7             201

                                                                     201

 Metals and Mining  0.3%
 Gerdau Ameristeel, Conv. Bonds, 6.50%, 4/30/07 (CAD)  7,700         5,818

 International Steel, Common Stock *                   148           4,510

                                                                     10,328

 Miscellaneous Consumer Products  0.0%
 Hedstrom Holdings, Warrants, 8/1/06 **                11            0

 Mattress Discounters, Warrants, 144A, 7/15/07 *       4             0

                                                                     0

Paper and Paper Products  0.0%
 MDP Acquisitions, Warrants, 144A, 10/1/13 *           4             200

                                                                     200

 Printing and Publishing  0.1%
 Primedia, Series H, Exch. Pfd. Stock, 8.625%          25            2,150

                                                                     2,150

 Retail  0.0%
 Barneys New York, Warrants, 144A, 2/1/08 *            5             341

                                                                     341

 Satellites  0.0%
 Orbimage, Common Stock *                              91            816

 Pegasus Satellite, Series B, Pfd. Stock, PIK, 12.75% *9             413

                                                                     1,229

 Specialty Chemicals  0.5%
 Compass Minerals, Common Stock                        400           8,588

 Hercules, Pfd. Conv. Stock, 6.5%                      14            10,952

                                                                     19,540

 Supermarkets  0.0%
 Pathmark Stores
 Common Stock *                                        23            165

 Warrants, 9/19/10 *                                   36            25

                                                                     190

 Telecommunications  0.0%
 Allegiance Telecom, Warrants, 144A, 2/3/08 *          8             0

 AT&T, Common Stock                                    0             0

 Cybernet Internet Services, Warrants, 7/1/09 *        3             0

 E. Spire Communications, Pfd. Stock, PIK, 12.75% *    83            0

 Globix, Common Stock *                                205           575

 KMC Telecom, Warrants, 1/31/08 *                      5             0

 RSL Communications, Warrants, 11/15/06 *              3             0

 Splitrock Services, Warrants, 7/15/08 **              2             8

                                                                     583

 Textiles and Apparel  0.1%
 Anvil Holdings, Series B, Pfd. Stock, PIK, 13.00% *   278           2,784

                                                                     2,784

Transportation (excluding Rail Road)  0.0%
 TravelCenters of America
 Warrants, 11/14/10 *                                  15            73

 Warrants, 5/1/09 *                                    44            221

                                                                     294

 Wireless Communications  0.5%
 Alamosa Holdings, Series B, Pfd. Conv. Stock, 7.50%   13            7,536

 Horizon PCS, Warrants, 144A, 10/1/10 *                9             0

 IPCS, Warrants, 144A, 7/15/10 *                       9             0

 Leap Wireless, Warrants, 144A, 4/15/10 *              3             0

 Microcell Telecommunications
 Class A, Common Stock (CAD) *                         0             1

 Class B, Common Stock (CAD) *                         12            292

 Warrants, 5/1/05 (CAD) *                              3             22

 Warrants, 5/1/08 (CAD) *                              4             35

 Nextel Communications, Class A, Common Stock *        345           7,999

 Ubiquitel Operating, Warrants, 144A, 4/15/10 *        19            0

 Western Wireless, Conv. Bonds, 4.625%, 6/15/23        2,218         4,148

                                                                     20,033

 Total Equity and Convertible Securities (Cost                       137,443
$158,552)
 SHORT-TERM INVESTMENTS  3.1%
 Money Market Funds  3.1%
 T. Rowe Price Reserve Investment Fund, 1.51% #        125,052       125,052

 Total Short-Term Investments (Cost  $125,052)                       125,052

 Total Investments in Securities
 98.2% of Net Assets (Cost $3,823,820)                 $             3,919,626


 (1)  Denominated in U.S. dollars unless otherwise noted
  #   Seven-day yield
  *   Non-income producing
  ^   In default with respect to interest
 ++   Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules -- total value of such securities at period-end amounts to $8,127 and represents 0.20% of net assets
 * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors
144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $869,263 and represents 21.8% of net assets
 CAD  Canadian dollar
 EUR  Euro
 PIK  Payment-in-Kind
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 VR   Variable Rate


The accompanying notes are an integral part of this Portfolio of Investments.



T. Rowe Price High Yield Fund
(Unaudited)
August 31, 2004
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks high current income and, secondarily, capital appreciation.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.
Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities The fund may invest in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

NOTE 3 - FEDERAL INCOME TAXES
At August 31, 2004, the cost of investments for federal income tax purposes was $3,829,489,000. Net unrealized gain aggregated $90,143,000 at period-end, of which $171,755,000 related to appreciated investments and $81,612,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.

Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

                                  SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price High Yield Fund, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 22, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 22, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 22, 2004